FAIR VALUE MEASUREMENTS	6 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021
Fair Value Measurements
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Quoted Prices
	in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative warrant liabilities - Public Warrants	$—	$—	$14,628,000
Derivative warrant liabilities - Private Placement Warrants	$—	$—	$7,520,000

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$276,052,152	$—	$—
Liabilities:
Derivative warrant liabilities - Public Warrants	$13,340,000	$—	$—
Derivative warrant liabilities - Private Placement Warrants	$—	$—	$7,419,730
Convertible note – related party	$—	$—	$1,064,140

Schedule of quantitative information regarding and derivative warrant liabilities measured Level 3 fair value measurements inputs

As of January 11, 2021
Option term (in years)	6.47
Stock price	$9.91
Volatility	14.0%
Risk-free interest rate	0.75%
Expected dividends	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of September 30, 2021
Option term (in years)	5.09
Stock price	$9.90
Volatility	21.1%
Risk-free interest rate	0.99%
Expected dividends	—%

The following table provides quantitative information regarding Level 3 fair value measurements inputs used by the estimated fair value of warrants that may be issued upon conversion of the Convertible Note at their measurement dates:

		As of April 15, 2021
	As of September 30, 2021	(Draw Down Date)
Option term (in years)	0.21	0.55
Stock price	$1.48	$1.38
Volatility	72.0%	67.5%
Risk-free interest rate	0.05%	0.04%
Expected dividends	—%	—%